Allianz Global Investors Solutions Global Growth Allocation Fund (Second Prospectus Summary) | Allianz Global Investors Solutions Global Growth Allocation Fund
Allianz Global Investors Solutions Global Growth Allocation Fund
Investment Objective
The Fund seeks after-inflation capital appreciation and, secondarily, current income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in
Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the "Classes of Shares" section beginning on page 184 of the
Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz Global Investors Solutions Global Growth Allocation Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions Global Growth Allocation Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.85%	0.25%	2.13%	0.92%	4.15%	(2.83%)	[1],[2]	1.32%	[1],[2]
Class C	0.85%	1.00%	2.61%	0.92%	5.38%	(3.28%)	[1],[2]	2.10%	[1],[2]
Class R	0.85%	0.50%	2.55%	0.92%	4.82%	(3.27%)	[1],[2]	1.55%	[1],[2]
[1]	The Manager has contractually agreed to irrevocably waive a portion of its management fee equal to 0.70% of the average daily net assets of the Fund that are attributable to investments in either Underlying Funds or Other Acquired Funds. This waiver with respect to investments in Underlying Funds and Other Acquired Funds for which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Other Acquired Funds will continue through at least March 31, 2013.
[2]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 2 above, Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, Acquired Fund Fees and Expenses and certain credits and other expenses, exceed 0.40%, 1.18%, and 0.63% of the Fund's average net assets attributable to Class A, Class C, and Class R shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
The Examples are based, for the first year, on Total Annual Fund Operating
Expenses After Expense Reductions and, for all other periods, on Total Annual
Fund Operating Expenses.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz Global Investors Solutions Global Growth Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	677	1,497	2,331	4,480
Class C	313	1,316	2,411	5,111
Class R	158	1,157	2,159	4,682

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz Global Investors Solutions Global Growth Allocation Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	677	1,497	2,331	4,480
Class C	213	1,316	2,411	5,111
Class R	158	1,157	2,159	4,682

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2011 was 85% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund
Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management Company LLC ("PIMCO") (the
"Underlying Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying
Funds. Underlying Funds in turn invest in or have exposure to (i) return-
generating assets, such as U.S. and global equities, commodities, real estate, mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or (ii) defensive assets, such as Treasury Inflation-Protected Securities ("TIPS"), short-term U.S.
and non-U.S. bonds and core (e.g., investment grade) U.S. and non-U.S.
bonds. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the Underlying Funds (together, "Other Acquired Funds").
The Fund does not currently intend to invest more than 10% of its assets in Other Acquired Funds that are not advised by the Manager or its affiliates. The Fund may also invest significantly in other securities and instruments as a complement or adjustment to its exposure to Underlying
Funds and Other Acquired Funds. The Sub-Adviser normally seeks to maintain significant economic exposure to a number of countries outside the U.S., and will invest directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the
United States). The Fund may have exposure to companies in a broad range of market capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options, forwards or futures contracts and swap agreements. Normally, the Sub-Adviser will generally seek to maintain an allocation of 100% of the Fund's assets in return-generating assets and 0%
in defensive assets, though may cause the Fund to deviate from these allocations, for example, during periods of significant performance differential between the two categories. The Fund may also deviate from its allocation targets when expected returns are judged to be below or above long-term averages. In these cases, the Sub-Adviser would seek to overweight what it deems to be the undervalued category and underweight the overvalued category. These decisions will normally be within the allocation ranges of
70% to 100% for return-generating assets and 0% to 30% for defensive assets.
More information about the Fund, the Fund's asset allocation and portfolio construction strategy, and the Underlying Funds is available in the Fund's statutory prospectus. The Fund recently changed its name from "Allianz Global
Investors Solutions Growth Allocation Fund."
Principal Risks
The Fund's net asset value, yield and total return will be affected by:  the allocation determinations, investment decisions and techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds,
Other Acquired Funds, issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the
U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Allocation Risk, Underlying Fund and
Other Acquired Fund Risks, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). Other principal risks include:
Commodity Risk (commodity-linked derivative instruments may increase volatility); Convertible Securities Risk, Credit Risk, Fixed Income Risk,
High Yield Risk, Interest Rate Risk (convertible and fixed income (debt)
securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk
(investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other
Asset-Backed Risk (investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk
(non-U.S. securities markets and issuers may be more volatile, smaller, less-
liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); Short Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of Principal Risks" in the
Fund's statutory prospectus for a more detailed description of the Fund's risks.
It is possible to lose money on an investment in the Fund. An investment in the
Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad
-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class
A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the Fund's
Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 07/01/2010-09/30/2010 12.86% Lowest 07/01/2011-09/30/2011 -17.70%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
Class A shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz Global Investors Solutions Global Growth Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	(11.07%)	13.89%	Apr. 27, 2009
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(12.08%)	12.26%	Apr. 27, 2009
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(7.04%)	11.13%	Apr. 27, 2009
Class C	Class C - Before Taxes	(7.51%)	15.49%	Apr. 27, 2009
Class R	Class R - Before Taxes	(6.17%)	16.05%	Apr. 27, 2009
MSCI AC World Index	MSCI AC World Index	(7.35%)	14.58%	Apr. 27, 2009
Lipper Global Flexible Portfolio Funds Average	Lipper Global Flexible Portfolio Funds Average	(5.46%)	11.39%	Apr. 27, 2009